DEI Document	Oct. 13, 2020
Document Information [Line Items]
Entity Central Index Key	0000925645
Title of 12(b) Security	Class A Common Stock, par value $0.08
City Area Code	441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CETV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Local Phone Number	296-1431
Entity Incorporation, State or Country Code	D0
Entity File Number	0-24796
Entity Tax Identification Number	98-0438382
Document Type	8-K
Document Period End Date	Oct. 13, 2020
Entity Registrant Name	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD.
Entity Address, Address Line One	O'Hara House,
Entity Address, Address Line Two	3 Bermudiana Road,
Entity Address, City or Town	Hamilton,
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08